Note 1 - Nature of Operations	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Nature of Operations [Text Block]

Note 1 - Nature of Operations

On July 3, 2007, Quaint Oak Savings Bank completed its conversion from a Pennsylvania chartered mutual savings bank to a Pennsylvania chartered stock savings bank and changed its name to Quaint Oak Bank (“Bank”). In connection with the conversion, Quaint Oak Bank formed Quaint Oak Bancorp, Inc., a Pennsylvania chartered corporation (the "Company" or "Quaint Oak Bancorp"), which offered and sold 1,388,625 shares of its common stock at a price of $10.00 per share to eligible depositors of the Bank. Upon completion of the conversion and the offering, all of Quaint Oak Bank's common stock is owned by Quaint Oak Bancorp, and all of Quaint Oak Bancorp's common stock is, in turn, owned by the public. The Company sold 1,388,625 shares of its common stock, raising $13,886,250 of gross proceeds. Costs incurred in connection with the conversion and offering totaled $535,000 and were recorded as a reduction of the proceeds from the offering. The Company invested approximately $7.1 million or 53.0% of the net proceeds in Quaint Oak Bank. All remaining proceeds were retained by Quaint Oak Bancorp for future capital needs. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Quaint Oak Bank along with its wholly owned subsidiaries. At December 31, 2014, the Bank has five wholly-owned subsidiaries, Quaint Oak Mortgage, LLC, Quaint Oak Real Estate, LLC, Quaint Oak Abstract, LLC, QOB Properties, LLC, and Quaint Oak Insurance Agency, LLC, each a Pennsylvania limited liability company. The mortgage, real estate and abstract companies offer mortgage banking, real estate sales and title abstract services, respectively, in the Lehigh Valley region of Pennsylvania, and began operation in July 2009. QOB Properties, LLC began operations in July 2012 and holds Bank properties acquired through a foreclosure proceeding or acceptance of a deed in lieu of foreclosure. The insurance agency is currently inactive. All significant intercompany balances and transactions have been eliminated.

The Bank is subject to regulation by the Pennsylvania Department of Banking and Securities and the Federal Deposit Insurance Corporation. Pursuant to the Bank’s election under Section 10(l) of the Home Owners’ Loan Act, the Company is a savings and loan holding company regulated by the Board of Governors of the Federal Reserve System. The market area served by the Bank is principally Bucks County, Pennsylvania and to a lesser extent, Montgomery and Philadelphia Counties in Pennsylvania. The Bank has two locations: the main office location in Southampton, Pennsylvania and a branch banking office in the Lehigh Valley area of Pennsylvania. The principal deposit products offered by the Bank are certificates of deposit, passbook savings accounts, statement savings accounts and eSavings accounts. In December 2014 the Bank introduced non-interest bearing checking accounts for businesses and consumers. The principal loan products offered by the Bank are fixed and adjustable rate residential and commercial mortgages, construction loans, home equity loans, lines of credit, and commercial business loans.